Finance Costs (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of attribution of expenses by nature to their function [line items]
Interest accrued	R 1,034	R 266	R 426
Interest Expense On Streaming Arrangement - Financial Liabilities	427	0	0
Other creditors and liabilities	55	30	35
Total finance costs from financial liabilities	1,516	296	461
Expense due to unwinding of discount on provisions	508	521	486
Other finance cost	34	28	68
Interest Expense On Streaming Arrangement - Non-Financial Liabilities	0	1	18
Total finance costs from non-financial liabilities	542	550	572
Total finance costs before interest capitalised	2,058	846	1,033
Interest capitalised (c)	(130)	(148)	(237)
Total finance costs	R 1,928	R 698	R 796
Capitalisation rate	6.80%	7.50%	8.20%